RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 03, 2021
Related Party [Abstract]
Disclosure of transactions between related parties	The amount for compensation expense recognized in net earnings for key management personnel was as follows:

	2020	2019

Short-term employee benefits	$7,754	$5,338
Post-employment benefits	170	204
Share-based payments	1,721	11,066
	$9,645	$16,608

The amounts included in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	January 3, 2021	December 29, 2019

DSUs	$8,433	$6,939